Commitments and Contingencies (Details) ¥ in Millions, $ in Millions	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	May 06, 2021 USD ($) m²	May 06, 2021 CNY (¥) m²
Commitments and Contingencies [Line Items]
Future minimum capital expenditure	$ 13.3
Future minimum capital expenditure for next year	3.4
Office space totaling (in Square Meters) | m²			2,749.3	2,749.3
Purchase price			$ 4.4	¥ 32
Jiangxi Yueshang [Member]
Commitments and Contingencies [Line Items]
Prepayment Amount	$ 2.2	¥ 16
Mr. Gang Lai [Member]
Commitments and Contingencies [Line Items]
Equity interests			5.00%	5.00%